Summary of Significant Accounting Policies Revised Consolidated Condensed Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	$ 939	$ 879	$ 431	$ 1,554
Investment securities	1,867	2,935
Personal loans	13,295	3,831
SpringCastle Portfolio	1,703	2,091
Real estate loans	538	639
Retail sales finance	23	48
Net finance receivables	15,559	6,609
Unearned insurance premium and claim reserves	(662)	(217)	(172)
Allowance for finance receivable losses	592	182	428	259
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	14,305	6,210
Finance receivables held for sale	793	202
Restricted cash and cash equivalents	676	218
Goodwill	1,440	0
Other intangible assets	559	21
Other assets	611	464
Assets	21,190	10,929	15,336
Long-term debt	17,300	8,356
Insurance claims and policyholder liabilities	747	229
Deferred and accrued taxes	29	170
Other liabilities	384	242
Total liabilities	18,460	8,997
Common stock	1	1
Additional paid-in capital	1,533	529
Accumulated other comprehensive income (loss)	(33)	3	28	27
Retained earnings	1,308	1,528
Stockholders' Equity Attributable to Parent	2,809	2,061	1,618
Non-controlling interests	(79)	(129)
Total shareholders' equity	2,730	1,932	2,001	$ 1,232
Liabilities and Equity	21,190	10,929
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash and cash equivalents	939	879
Investment securities	1,867	2,935
Personal loans	13,267	3,831
SpringCastle Portfolio	1,576	1,979
Real estate loans	524	625
Retail sales finance	23	48
Net finance receivables	15,390	6,483
Unearned insurance premium and claim reserves	(662)	(217)
Allowance for finance receivable losses	587	176
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	14,141	6,090
Finance receivables held for sale	796	205
Restricted cash and cash equivalents	676	218
Goodwill	1,440	0
Other intangible assets	559	21
Other assets	638	464
Assets	21,056	10,812
Long-term debt	17,300	8,356
Insurance claims and policyholder liabilities	747	229
Deferred and accrued taxes	20	152
Other liabilities	384	238
Total liabilities	18,451	8,975
Common stock	1	1
Additional paid-in capital	1,533	529
Accumulated other comprehensive income (loss)	(33)	3
Retained earnings	1,250	1,492
Stockholders' Equity Attributable to Parent	2,751	2,025	$ 1,540
Non-controlling interests	(146)	(188)
Total shareholders' equity	2,605	1,837
Liabilities and Equity	$ 21,056	$ 10,812